Schedule of Investments
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.41%
Australia–1.00%
CSL Ltd.	72,030	$11,605,284
Brazil–1.79%
B3 S.A. - Brasil, Bolsa, Balcao	4,298,702	10,510,399
MercadoLibre, Inc.(a)	8,115	10,288,846
		20,799,245
Canada–4.60%
CGI, Inc., Class A(a)	278,197	27,421,325
Magna International, Inc.	209,234	11,213,063
RB Global, Inc.	236,475	14,805,694
		53,440,082
China–7.71%
Airtac International Group	491,000	14,910,971
China Mengniu Dairy Co. Ltd.	4,775,000	15,950,226
China Resources Beer Holdings Co. Ltd.	2,948,000	16,119,474
JD.com, Inc., ADR(b)	170,817	4,975,899
Wuliangye Yibin Co. Ltd., A Shares	774,741	16,731,920
Yum China Holdings, Inc.	375,873	20,943,644
		89,632,134
Denmark–3.14%
Carlsberg A/S, Class B	66,871	8,426,487
Novo Nordisk A/S, Class B	309,260	28,132,095
		36,558,582
France–12.30%
Air Liquide S.A.	114,781	19,342,550
Arkema S.A.	119,142	11,748,307
Capgemini SE	74,010	12,851,001
LVMH Moet Hennessy Louis Vuitton SE	34,844	26,287,245
Pernod Ricard S.A.	82,590	13,748,003
Publicis Groupe S.A.	193,015	14,575,854
Schneider Electric SE	144,427	23,810,636
TotalEnergies SE	313,775	20,648,703
		143,012,299
Germany–1.36%
Deutsche Boerse AG	91,653	15,841,789
Hong Kong–3.11%
AIA Group Ltd.	1,965,800	15,901,487
Techtronic Industries Co. Ltd.	2,085,000	20,243,207
		36,144,694
India–3.42%
HDFC Bank Ltd., ADR	468,453	27,643,412
SBI Life Insurance Co. Ltd.(c)	771,162	12,114,017
		39,757,429
Ireland–2.06%
Flutter Entertainment PLC(a)	93,345	15,209,032
Kingspan Group PLC	116,918	8,716,190
		23,925,222
Shares		Value
Italy–1.75%
FinecoBank Banca Fineco S.p.A.	1,671,408	$20,292,848
Japan–11.92%
Asahi Group Holdings Ltd.	679,100	25,389,497
FANUC Corp.	819,400	21,388,864
Hoya Corp.	153,600	15,829,025
Keyence Corp.	15,600	5,798,073
Komatsu Ltd.	298,900	8,077,662
Olympus Corp.	615,800	7,978,348
Shimano, Inc.	93,300	12,598,092
SMC Corp.	19,000	8,505,000
Sony Group Corp.	201,100	16,450,318
Tokyo Electron Ltd.	121,300	16,507,086
		138,521,965
Mexico–3.27%
Wal-Mart de Mexico S.A.B. de C.V., Series V	10,088,736	37,975,675
Netherlands–6.98%
ASML Holding N.V.	31,972	18,775,210
Heineken N.V.	221,005	19,441,269
Shell PLC	591,356	18,775,563
Wolters Kluwer N.V.	199,895	24,208,428
		81,200,470
Singapore–0.69%
United Overseas Bank Ltd.	383,966	7,993,111
South Korea–1.89%
Samsung Electronics Co. Ltd.	434,152	21,996,296
Spain–1.36%
Amadeus IT Group S.A.	263,226	15,862,971
Sweden–5.54%
Investor AB, Class B	1,783,016	34,128,052
Sandvik AB	978,763	17,944,706
Svenska Handelsbanken AB, Class A	1,393,686	12,388,868
		64,461,626
Switzerland–3.85%
Cie Financiere Richemont S.A.	92,649	11,288,581
Kuehne + Nagel International AG, Class R	24,730	7,012,221
Nestle S.A.	234,211	26,447,431
		44,748,233
Taiwan–1.85%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	247,807	21,534,428
United Kingdom–9.67%
Ashtead Group PLC	316,879	19,260,728
BAE Systems PLC	965,444	11,719,393
DCC PLC	227,927	12,777,990
Haleon PLC	4,964,376	20,600,000
Reckitt Benckiser Group PLC	269,759	19,063,974

See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
United Kingdom–(continued)
RELX PLC	859,935	$29,000,972
		112,423,057
United States–9.15%
Broadcom, Inc.	37,894	31,473,999
CRH PLC	327,722	18,075,555
CRH PLC	4,628	253,290
ICON PLC(a)	119,207	29,354,724
Linde PLC	73,067	27,206,498
		106,364,066
Total Common Stocks & Other Equity Interests (Cost $908,426,211)		1,144,091,506
Money Market Funds–1.22%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	5,160,901	5,160,901
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	3,181,541	3,182,177
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	5,898,173	5,898,173
Total Money Market Funds (Cost $14,239,493)		14,241,251
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.63% (Cost $922,665,704)		1,158,332,757
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.04%
Invesco Private Government Fund, 5.30%(d)(e)(f)	137,034	$137,034
Invesco Private Prime Fund, 5.51%(d)(e)(f)	352,376	352,376
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $489,410)		489,410
TOTAL INVESTMENTS IN SECURITIES—99.67% (Cost $923,155,114)		1,158,822,167
OTHER ASSETS LESS LIABILITIES–0.33%		3,785,143
NET ASSETS–100.00%		$1,162,607,310
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at September 30, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $12,114,017, which represented 1.04% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,646,633	$96,132,414	$(97,618,146)	$-	$-	$5,160,901	$347,607
Invesco Liquid Assets Portfolio, Institutional Class	4,243,888	68,666,010	(69,727,246)	(861)	386	3,182,177	234,927
Invesco Treasury Portfolio, Institutional Class	7,596,153	109,865,616	(111,563,596)	-	-	5,898,173	396,787
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	760,986	120,385,965	(121,009,917)	-	-	137,034	181,452*
Invesco Private Prime Fund	1,956,820	257,246,374	(258,849,183)	(181)	(1,454)	352,376	476,952*
Total	$21,204,480	$652,296,379	$(658,768,088)	$(1,042)	$(1,068)	$14,730,661	$1,637,725

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$11,605,284	$—	$11,605,284
Brazil	20,799,245	—	—	20,799,245
Canada	53,440,082	—	—	53,440,082
China	25,919,543	63,712,591	—	89,632,134
Denmark	—	36,558,582	—	36,558,582
France	—	143,012,299	—	143,012,299
Germany	—	15,841,789	—	15,841,789
Hong Kong	—	36,144,694	—	36,144,694
India	27,643,412	12,114,017	—	39,757,429
Ireland	—	23,925,222	—	23,925,222
Italy	—	20,292,848	—	20,292,848
Japan	—	138,521,965	—	138,521,965
Mexico	37,975,675	—	—	37,975,675
Netherlands	—	81,200,470	—	81,200,470
Singapore	—	7,993,111	—	7,993,111
South Korea	—	21,996,296	—	21,996,296
Spain	—	15,862,971	—	15,862,971
Sweden	—	64,461,626	—	64,461,626
Switzerland	—	44,748,233	—	44,748,233
Taiwan	21,534,428	—	—	21,534,428
United Kingdom	—	112,423,057	—	112,423,057
United States	88,288,511	18,075,555	—	106,364,066
Money Market Funds	14,241,251	489,410	—	14,730,661
Total Investments	$289,842,147	$868,980,020	$—	$1,158,822,167
Invesco V.I. EQV International Equity Fund